Business Combination (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 14, 2019	Feb. 29, 2024	Feb. 13, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 05, 2025
Business Combination [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Earnout shares (in Shares)				438
Reallocation shares value				$ 4,290,000
Warrant exercise price (in Dollars per share)				$ 663.6
Conversion price (in Dollars per share)				$ 448
Variable interest percentage				100.00%	100.00%
Accumulated deficit				$ (76,023,784)	$ (70,917,853)	$ (43,089,821)
Research and development, percentage				45.00%	45.00%
Cash				$ 1,880,000	$ 1,880,000
Warrant [Member]
Business Combination [Line Items]
Warrant exercise price (in Dollars per share)				$ 1,000	$ 1,000
IPR&D [Member]
Business Combination [Line Items]
Accumulated deficit				$ 45,600,000	$ 45,600,000
PBAX [Member]
Business Combination [Line Items]
Cash				920,000	$ 920,000
Predecessor [Member]
Business Combination [Line Items]
Common stock, par value (in Dollars per share)						$ 0.0001
Converted value
Earnout shares (in Shares)					438
Vesting shares achievement (in Shares)					100
Reallocation shares value					$ 4,290,000
Cash				$ 960,000	$ 960,000
Preferred Stock [Member]
Business Combination [Line Items]
Converted shares (in Shares)				2,208
Converted value				$ 21,635,926
Preferred Stock [Member] | Predecessor [Member]
Business Combination [Line Items]
Converted shares (in Shares)					2,208
Conversion of stock value					$ 21,635,926
Common Stock [Member]
Business Combination [Line Items]
Converted shares (in Shares)				292
Common stock, par value (in Dollars per share)				$ 0.0001
Converted value				$ 2,864,074
Earnout shares (in Shares)				600
Conversion price (in Dollars per share)				$ 20,000
Common Stock [Member] | Warrant [Member]
Business Combination [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001
Warrant exercise price (in Dollars per share)				$ 39.2
Common Stock [Member] | Predecessor [Member]
Business Combination [Line Items]
Converted shares (in Shares)					292
Common stock, par value (in Dollars per share)					$ 0.0001
Earnout shares (in Shares)					600
Conversion of stock value					$ 2,864,074
BCA Earnout shares [Member]
Business Combination [Line Items]
Restricted share value				$ 5,880,000,500
Vesting shares achievement (in Shares)				100
BCA Earnout shares [Member] | Predecessor [Member]
Business Combination [Line Items]
Restricted share value					$ 5,880,000,500
Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock, par value (in Dollars per share)				$ 1,000
Conversion price (in Dollars per share)				2,000	$ 2,000
Aggregate shares of common stock (in Shares)		10,039
Series A Preferred Stock [Member] | Predecessor [Member]
Business Combination [Line Items]
Warrant exercise price (in Dollars per share)	$ 1.7571
Series A Preferred Stock [Member] | Predecessor [Member] | Warrant [Member]
Business Combination [Line Items]
Converted shares (in Shares)	2,845,597
Series A Preferred Stock [Member] | BCA Earnout shares [Member]
Business Combination [Line Items]
Preferred stock, par value (in Dollars per share)				0.0001	0.0001
Conversion price (in Dollars per share)				$ 750	$ 750
IND Earnout shares [Member]
Business Combination [Line Items]
Earnout shares (in Shares)				500	500
Restricted share value				$ 4,900,000	$ 4,900,000
Forfeiture restricted shares (in Shares)				500	500
Sponsor [Member]
Business Combination [Line Items]
Aggregate shares of common stock (in Shares)				4,200	4,200